Financial Instruments - Currency Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2023 USD ($) $ / €
US Dollar
Sensitivity analysis
Closing exchange rate | $ / €	1.1050	1.0666	1.1050
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	€ (195,587)	€ 152,639
Sensitivity analysis
Percentage of outstanding debt	62.00%	60.00%
Borrowings	€ 6,032,000	€ 5,563,000
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	2,278	2,116
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	121,173	132,645
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	4,818,407	4,548,142
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	7,296	11,154
Currency risk | Euros | Trade payables.
Financial instrument risk
Balance sheet exposure	(38,610)	(17,297)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(119,801)	(77,367)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(4,650,080)	(4,414,879)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	€ (336,250)	(31,875)
Currency risk | US Dollar
Financial instrument risk
Balance sheet exposure		21,748	$ (13,578)
Sensitivity analysis
Rate increase (as a percent)	10.00%		10.00%
Increase in equity if exchange rate strengthened	€ 820,616	892,806
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ (20,638)	17,439
Rate decrease (as a percent)	10.00%		10.00%
Currency risk | US Dollar | Trade receivables
Financial instrument risk
Balance sheet exposure		58,331	$ 47,772
Currency risk | US Dollar | Receivables from Group companies
Financial instrument risk
Balance sheet exposure		11,542	10,908
Currency risk | US Dollar | Loans to Group companies
Financial instrument risk
Balance sheet exposure		33	41
Currency risk | US Dollar | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure		1,989	2,026
Currency risk | US Dollar | Trade payables.
Financial instrument risk
Balance sheet exposure		(20,870)	(43,682)
Currency risk | US Dollar | Payables to Group companies
Financial instrument risk
Balance sheet exposure		€ (29,277)	$ (30,643)